DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED INCOME

	December 31, 2025	December 31, 2024
Deferred, revenue beginning	$86,681	$107,674
Revenue recognized	(90,781)	(21,852)
Unearned revenues received	223,426	1,744
Foreign exchange	(9,577)	(885)
	$209,749	$86,681
Current portion	$165,237	$18,542
Long term portion	44,512	68,139
	$209,749	$86,681